Related party transactions	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Related party transactions	Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control or exercise significant influence over the other party. Parties are also considered to be related if they are subject to common control. Members of key management of the Group and their close family members are also considered as related parties.
The following is a summary of significant transactions with members of key management during the six months ended June 30, 2023 and 2024.
Key management personnel compensation:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Wages, salaries and bonuses	$1,541	$1,212
Share-based compensation expenses	1,047	1,155
Severance costs (Note 7(i))	—	808
Contributions to defined contribution plan	27	11
Welfare, housing funds and other	17	58
	$2,632	$3,244
Payroll and welfare payables in relation to key management as of June 30, 2024 include accrued wages, salaries and bonuses amounting to US$0.4 million and severance costs amounting to US$0.8 million. Payroll and welfare payables in relation to key management as of December 31, 2023 include accrued wages, salaries and bonuses amounting to US$0.6 million